CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUE
Revenue	$ 0	$ 0
OPERATING EXPENSES
Administration expenses	5,426,056	1,567,549
Occupancy expenses	24,550	3,719
Research and development	1,446,948	134,319
TOTAL OPERATING EXPENSES	6,897,554	1,705,587
LOSS FROM OPERATIONS	(6,897,554)	(1,705,587)
OTHER INCOME (EXPENSE)
Interest expense	(4,485,596)	(1,323,902)
Interest income	2,027	33
Other expense	0	(50,002)
Change in fair value of derivative liabilities	2,743,676	(541,981)
Gain (loss) on debt settlements, net	(670,893)	375,547
Foreign currency transaction loss	(174,550)	(244,332)
TOTAL OTHER INCOME (EXPENSE)	(2,585,336)	(1,784,637)
LOSS BEFORE INCOME TAXES	(9,482,890)	(3,490,224)
INCOME TAX BENEFIT	72,538	77,470
NET LOSS	(9,410,352)	(3,412,754)
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	30,296	403,831
TOTAL OTHER COMPREHENSIVE INCOME	30,296	403,831
TOTAL COMPREHENSIVE LOSS	$ (9,380,056)	$ (3,008,923)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.02)	$ (0.02)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	487,050,997	177,633,496